LEASE OBLIGATIONS - Additional information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 CAD ($) property	Dec. 31, 2023 CAD ($)
Presentation of leases for lessee [abstract]
Number of income producing properties | property	4
Right-of-use assets	$ 1,800
Lease liabilities	1,800
Interest expense related to lease obligations	$ 1,638	$ 1,593